Risk Management - Disclosure of maximum exposure and effects of collateral and other credit enhancements (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and advances	£ 1,204,773	£ 1,172,063
Notional contract amount	83,792,768	64,625,859
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(3,860)	(4,514)
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	353,777	337,935
Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	144,827	146,201
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	144,827	146,201
Loans and advances at amortised cost | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(3,420)	(4,017)
Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances	4,956	8,002
Retail mortgages | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(41)	(360)	£ (393)
Retail mortgages | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	4,956	8,002
Retail mortgages | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(41)	(360)
Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Loans and advances	19,749	24,511
Retail credit cards | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(2,557)	(2,776)	(2,276)
Retail credit cards | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	19,749	24,511
Retail credit cards | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(2,557)	(2,776)
Retail other
Disclosure of detailed information about financial instruments [line items]
Loans and advances	3,918	3,366
Retail other | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(31)	(45)	(238)
Retail other | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	3,918	3,366
Retail other | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(31)	(45)
Corporate loans
Disclosure of detailed information about financial instruments [line items]
Loans and advances	116,204	110,322
Corporate loans | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(791)	(836)	£ (872)
Corporate loans | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	116,204	110,322
Corporate loans | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(791)	(836)
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,506,980	1,444,373
Netting and set-off	(233,266)	(202,509)
Cash collateral	(36,846)	(39,250)
Non-cash collateral	(315,829)	(297,684)
Risk transfer	(12,083)	(11,261)
Exposure net of risk mitigation	908,956	893,669
On-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,126,638	1,079,609
Netting and set-off	(233,266)	(202,509)
Cash collateral	(33,632)	(35,539)
Non-cash collateral	(263,576)	(259,730)
Risk transfer	(9,995)	(9,269)
Exposure net of risk mitigation	586,169	572,562
On-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	180,365	189,686
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	180,365	189,686
On-balance sheet | Credit risk | Cash collateral and settlement balances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	113,987	103,708
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	113,987	103,708
On-balance sheet | Credit risk | Reverse repurchase agreements and other similar secured lending
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,393	1,103
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(3,393)	(1,103)
Risk transfer	0	0
Exposure net of risk mitigation	0	0
On-balance sheet | Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	292,356	256,111
Netting and set-off	(230,260)	(198,633)
Cash collateral	(28,953)	(29,944)
Non-cash collateral	(12,633)	(9,983)
Risk transfer	(5,284)	(3,791)
Exposure net of risk mitigation	15,226	13,760
On-balance sheet | Credit risk | Other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	665	2,068
Netting and set-off	0	0
Cash collateral	(1)	(1)
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	664	2,067
On-balance sheet | Credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	9,544	3,855
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	9,544	3,855
On-balance sheet | Credit risk | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	144,827	146,201
Netting and set-off	(3,006)	(3,876)
Cash collateral	(2,232)	(2,131)
Non-cash collateral	(64,821)	(61,105)
Risk transfer	(4,569)	(5,261)
Exposure net of risk mitigation	70,199	73,828
On-balance sheet | Credit risk | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,956	8,002
Netting and set-off	0	0
Cash collateral	(22)	(13)
Non-cash collateral	(4,922)	(7,976)
Risk transfer	0	0
Exposure net of risk mitigation	12	13
On-balance sheet | Credit risk | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	19,749	24,511
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	19,749	24,511
On-balance sheet | Credit risk | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,918	3,366
Netting and set-off	0	0
Cash collateral	(1,106)	(1,007)
Non-cash collateral	(2,441)	(2,024)
Risk transfer	(33)	(39)
Exposure net of risk mitigation	338	296
On-balance sheet | Credit risk | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	116,204	110,322
Netting and set-off	(3,006)	(3,876)
Cash collateral	(1,104)	(1,111)
Non-cash collateral	(57,458)	(51,105)
Risk transfer	(4,536)	(5,222)
Exposure net of risk mitigation	50,100	49,008
On-balance sheet | Credit risk | Financial assets at amortised cost | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	50,227	39,046
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(583)	(956)
Risk transfer	(40)	(79)
Exposure net of risk mitigation	49,604	38,011
On-balance sheet | Credit risk | Financial assets at amortised cost | Government debt
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(100)	(200)
Loans and advances	200	300
On-balance sheet | Credit risk | Total trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	91,275	88,112
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(1,535)	(710)
Risk transfer	0	0
Exposure net of risk mitigation	89,740	87,402
On-balance sheet | Credit risk | Total trading portfolio assets | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	77,805	75,459
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(657)	(521)
Risk transfer	0	0
Exposure net of risk mitigation	77,148	74,938
On-balance sheet | Credit risk | Total trading portfolio assets | Traded loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	13,470	12,653
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(878)	(189)
Risk transfer	0	0
Exposure net of risk mitigation	12,592	12,464
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	188,989	198,298
Netting and set-off	0	0
Cash collateral	(2,446)	(3,463)
Non-cash collateral	(179,507)	(185,511)
Risk transfer	0	(4)
Exposure net of risk mitigation	7,036	9,320
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Debt securities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,931	2,545
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(182)	(221)
Risk transfer	0	0
Exposure net of risk mitigation	2,749	2,324
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	44,182	46,541
Netting and set-off	0	0
Cash collateral	(17)	(47)
Non-cash collateral	(40,401)	(39,998)
Risk transfer	0	(4)
Exposure net of risk mitigation	3,764	6,492
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Reverse repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	141,791	149,131
Netting and set-off	0	0
Cash collateral	(2,429)	(3,416)
Non-cash collateral	(138,924)	(145,292)
Risk transfer	0	0
Exposure net of risk mitigation	438	423
On-balance sheet | Credit risk | Total financial assets at fair value through the income statement | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	85	81
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	85	81
On-balance sheet | Credit risk | Financial assets at fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	51,010	51,421
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(1,104)	(362)
Risk transfer	(102)	(134)
Exposure net of risk mitigation	49,804	50,925
On-balance sheet | Credit risk | Credit-impaired | Loans and advances at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,038	1,851
Netting and set-off	0	0
Cash collateral	(53)	(27)
Non-cash collateral	(822)	(1,239)
Risk transfer	(87)	(128)
Exposure net of risk mitigation	1,076	457
On-balance sheet | Credit risk | Credit-impaired | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	278	395
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(277)	(393)
Risk transfer	0	0
Exposure net of risk mitigation	1	2
On-balance sheet | Credit risk | Credit-impaired | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	308	296
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	308	296
On-balance sheet | Credit risk | Credit-impaired | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	191	273
Netting and set-off	0	0
Cash collateral	(21)	(23)
Non-cash collateral	(162)	(245)
Risk transfer	0	0
Exposure net of risk mitigation	8	5
On-balance sheet | Credit risk | Credit-impaired | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,261	887
Netting and set-off	0	0
Cash collateral	(32)	(4)
Non-cash collateral	(383)	(601)
Risk transfer	(87)	(128)
Exposure net of risk mitigation	759	154
Off-balance sheet | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(420)	(473)
Off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	380,342	364,764
Netting and set-off	0	0
Cash collateral	(3,214)	(3,711)
Non-cash collateral	(52,253)	(37,954)
Risk transfer	(2,088)	(1,992)
Exposure net of risk mitigation	322,787	321,107
Notional contract amount	108,600	54,300
Off-balance sheet | Credit risk | Contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	26,565	26,829
Netting and set-off	0	0
Cash collateral	(2,664)	(2,225)
Non-cash collateral	(441)	(358)
Risk transfer	(248)	(283)
Exposure net of risk mitigation	23,212	23,963
Off-balance sheet | Credit risk | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	353,777	337,935
Netting and set-off	0	0
Cash collateral	(550)	(1,486)
Non-cash collateral	(51,812)	(37,596)
Risk transfer	(1,840)	(1,709)
Exposure net of risk mitigation	£ 299,575	£ 297,144